Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, Tax	$ (4,000)	$ (5,000)	$ 3,000
Change in fair value of net investment and cash flow hedges, Tax	0	7,000	(12,000)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	$ 0	$ (78,000)	$ 2,000